Shareholder Report, Line Graph (Details) - USD ($)		7 Months Ended	12 Months Ended	19 Months Ended	31 Months Ended	43 Months Ended	55 Months Ended	67 Months Ended
	Feb. 02, 2021	Aug. 31, 2021	Aug. 31, 2026	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2026
C000224642
Account Value [Line Items]
Line Graph and Table Measure Name			Class A Shares
Accumulated Value	$ 10,000	$ 10,036		$ 10,026	$ 10,499	$ 11,140	$ 11,687	$ 12,147
C000224641
Account Value [Line Items]
Line Graph and Table Measure Name			Institutional Shares
Accumulated Value	10,000	10,036		10,026	10,499	11,140	11,702	12,180
C000224644
Account Value [Line Items]
Line Graph and Table Measure Name			Class A Shares
Accumulated Value	10,000	10,016		10,076	10,397	10,801	11,133	11,413
C000224643
Account Value [Line Items]
Line Graph and Table Measure Name			Institutional Shares
Accumulated Value	10,000	10,016		10,076	10,397	10,801	11,147	11,445
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Accumulated Value	10,000	10,029		8,874	8,769	9,408	9,703	9,887
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Accumulated Value	10,000	10,029		8,874	8,769	9,408	9,703	9,887
FEDERATED INDEX: S&P Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Municipal Bond Index
Accumulated Value	10,000	10,106		9,289	9,456	10,047	10,091	10,511
FEDERATED INDEX: S&P Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Municipal Bond Index
Accumulated Value	10,000	10,106		9,289	9,456	10,047	10,091	10,511
ICE 3-Month US Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name			ICE 3-Month US Treasury Bill Index
Accumulated Value	10,000	10,002		10,039	10,466	11,040	11,535	11,963
ICE 3-Month US Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name			ICE 3-Month US Treasury Bill Index
Accumulated Value	10,000	10,002		10,039	10,466	11,040	11,535	11,963
FEDERATED INDEX: Bloomberg BVAL Municipal Yield Curve (Callable) 3-Month Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg BVAL Municipal Yield Curve (Callable) 3-Month Index
Accumulated Value	10,000	10,004		10,072	10,367	10,717	11,031	11,317
FEDERATED INDEX: Bloomberg BVAL Municipal Yield Curve (Callable) 3-Month Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg BVAL Municipal Yield Curve (Callable) 3-Month Index
Accumulated Value	$ 10,000	$ 10,004		$ 10,072	$ 10,367	$ 10,717	$ 11,031	$ 11,317